Committments and Contingencies - Future Payments Merger Commitments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 6.3
2021	2.9
2022	1.5
2023	1.5
2024	1.5
Thereafter	3.3
Total	$ 17.0